Deposits - Summary of Deposits (Detail) - CAD ($) $ in Millions		Jan. 31, 2024	Oct. 31, 2023
Disclosure Of Deposits [line items]
Payable after notice	[1],[2],[3]	$ 195,836
Payable on a fixed date	[1],[4]	525,844
Total	[1],[5]	939,773	$ 952,333
Canada [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	159,392
Payable on a fixed date	[4]	363,261
Total		672,204	679,196
United States [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	4
Payable on a fixed date	[4]	56,515
Total		96,041	96,807
United Kingdom [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	238
Payable on a fixed date	[4]	25,180
Total		25,418	21,562
Mexico [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	14,296
Payable on a fixed date	[4]	20,129
Total		41,907	41,424
Peru [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	5,457
Payable on a fixed date	[4]	5,762
Total		15,591	15,860
Chile [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	145
Payable on a fixed date	[4]	15,887
Total		22,056	23,724
Colombia [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	3,786
Payable on a fixed date	[4]	5,195
Total		9,541	9,580
Other International [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	12,518
Payable on a fixed date	[4]	33,915
Total		57,015	64,180
Personal [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	146,100
Payable on a fixed date	[4]	130,891
Total		292,576	288,617
Business and government [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	47,509
Payable on a fixed date	[4]	360,242
Total		597,114	612,267
Financial institution [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	2,227
Payable on a fixed date	[4]	34,711
Total		50,083	$ 51,449
Interest bearing [member]
Disclosure Of Deposits [line items]
Payable on demand	[1],[6]	175,434
Interest bearing [member] | Canada [member]
Disclosure Of Deposits [line items]
Payable on demand	[6]	127,056
Interest bearing [member] | United States [member]
Disclosure Of Deposits [line items]
Payable on demand	[6]	39,484
Interest bearing [member] | Peru [member]
Disclosure Of Deposits [line items]
Payable on demand	[6]	4,102
Interest bearing [member] | Chile [member]
Disclosure Of Deposits [line items]
Payable on demand	[6]	1,126
Interest bearing [member] | Colombia [member]
Disclosure Of Deposits [line items]
Payable on demand	[6]	37
Interest bearing [member] | Other International [member]
Disclosure Of Deposits [line items]
Payable on demand	[6]	3,629
Interest bearing [member] | Personal [member]
Disclosure Of Deposits [line items]
Payable on demand	[6]	5,070
Interest bearing [member] | Business and government [member]
Disclosure Of Deposits [line items]
Payable on demand	[6]	158,179
Interest bearing [member] | Financial institution [member]
Disclosure Of Deposits [line items]
Payable on demand	[6]	12,185
Non- interest bearing [member]
Disclosure Of Deposits [line items]
Payable on demand	[1],[6]	42,659
Non- interest bearing [member] | Canada [member]
Disclosure Of Deposits [line items]
Payable on demand	[6]	22,495
Non- interest bearing [member] | United States [member]
Disclosure Of Deposits [line items]
Payable on demand	[6]	38
Non- interest bearing [member] | Mexico [member]
Disclosure Of Deposits [line items]
Payable on demand	[6]	7,482
Non- interest bearing [member] | Peru [member]
Disclosure Of Deposits [line items]
Payable on demand	[6]	270
Non- interest bearing [member] | Chile [member]
Disclosure Of Deposits [line items]
Payable on demand	[6]	4,898
Non- interest bearing [member] | Colombia [member]
Disclosure Of Deposits [line items]
Payable on demand	[6]	523
Non- interest bearing [member] | Other International [member]
Disclosure Of Deposits [line items]
Payable on demand	[6]	6,953
Non- interest bearing [member] | Personal [member]
Disclosure Of Deposits [line items]
Payable on demand	[6]	10,515
Non- interest bearing [member] | Business and government [member]
Disclosure Of Deposits [line items]
Payable on demand	[6]	31,184
Non- interest bearing [member] | Financial institution [member]
Disclosure Of Deposits [line items]
Payable on demand	[6]	$ 960

[1]	Deposits denominated in U.S. dollars amount to $306,198 (October 31, 2023 – $320,088), deposits denominated in Chilean pesos amount to $18,559 (October 31, 2023 – $20,200), deposits denominated in Mexican pesos amount to $38,651 (October 31, 2023 – $38,127) and deposits denominated in other foreign currencies amount to $116,160 (October 31, 2023 – $116,926).
[2]	Deposits payable after notice include all deposits for which the Bank requires notice of withdrawal, generally savings accounts.
[3]	Includes $123 (October 31, 2023 – $123) of non-interest-bearing deposits.
[4]	All deposits that mature on a specified date, generally term deposits, guaranteed investments certificates and similar instruments.
[5]	The amounts for the period ended January 31, 2024 have been prepared in accordance with IFRS 17. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.
[6]	Deposits payable on demand include all deposits for which the Bank does not have the right to notice of withdrawal, generally chequing accounts.